Summary of Organization and Significant Accounting Policies (Tables) - Summit Materials, LLC	6 Months Ended
Jul. 02, 2016
Company Information
Schedule of Contingent Consideration and Derivatives Measured at Fair Value

	July 2,	January 2,
	2016	2016
Current portion of acquisition-related liabilities and Accrued expenses:
Contingent consideration	$4,991	$4,918
Cash flow hedges	677	224
Acquisition-related liabilities and Other noncurrent liabilities
Contingent consideration	$1,785	$2,475
Cash flow hedges	3,500	681

Schedule of Carrying Value and Fair Value of Financial Instruments

	July 2, 2016		January 2, 2016
	Fair Value	Carrying Value	Fair Value	Carrying Value

Level 2
Long-term debt(1)	$1,553,674	$1,538,962	$1,283,799	$1,291,858

Level 3
Current portion of deferred consideration and noncompete obligations(2)	10,240	10,240	13,166	13,166
Long term portion of deferred consideration and noncompete obligations(3)	23,754	23,754	28,553	28,553
(1)	Balance includes $6.5 million of current portion of debt and excludes capitalized loan costs of $15.7 million and $11.7 million as of July 2, 2016 and January 2, 2016, respectively.
(2)	Included in current portion of acquisition-related liabilities on the consolidated balance sheets.
(3)	Included in acquisition-related liabilities on the consolidated balance sheets.